Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		3 Months Ended						6 Months Ended
		Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		451,281,270	451,281,270	450,863,952	449,832,574	449,832,574	449,458,394	450,271,489	450,271,489
Share purchase options exercised | $ / shares	[1]	$ 50.36		$ 28.84	$ 28.29		$ 23.24	$ 28.05
Restricted share units released | $ / shares	[1]			$ 0	$ 0		$ 0
Dividend reinvestment plan | $ / shares	[2]		$ 44.53			$ 44.13			$ 42.66
Share purchase options exercised	[1]	434	434	329,480	31,745	31,745	258,000	109,135	109,135
Restricted share units released	[1]			87,838	700	700	116,180
Dividend reinvestment plan		410,488	410,488		406,470	406,470		483,328	483,328
Balance, shares at end of period		451,692,192	451,692,192	451,281,270	450,271,489	450,271,489	449,832,574	450,863,952	450,863,952

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.